Subsequent Events - Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended												6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Jun. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013	Jun. 28, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Feb. 28, 2013 Senior Unsecured Notes Four Point Five Percent Due Twenty Twenty One [Member]
SubsequentEventLineItems
Face amount																					$ 400
Interest rate																					4.50%
Amount of debt repurchased																		91	48	256
Loss (gain) on retirement of debt - net	0	1	0	5	1	19	10	10	13	1	1	0		6	40	15		5	5	24
Number of shares repurchased													2,950,828
Value of capital stock repurchased													200
AI LLC's Ownership Interest in TRW Automotive																	9.00%
Common Stock Sold In Registered Public Offering																	10,000,000
Proceeds from issuance of long-term debt, net of fees														$ 3	$ 1	$ 53					$ 394